Repurchase agreements and securities lending transactions accounted for as secured borrowings	12 Months Ended
Mar. 31, 2017
Repurchase agreements and securities lending transactions accounted for as secured borrowings

30. Repurchase agreements and securities lending transactions accounted for as secured borrowings

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2016 and 2017:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
	(in billions of yen)
2016
Repurchase agreements	6,289	6,125	3,582	837	16,833
Securities lending transactions	1,909	700	—	236	2,845

Total	8,198	6,825	3,582	1,073	19,678

2017
Repurchase agreements	249	12,700	3,897	1,124	17,970
Securities lending transactions	320	1,359	—	240	1,919

Total	569	14,059	3,897	1,364	19,889

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2016 and 2017:

	Repurchase agreements	Securities lending transactions
	(in billions of yen)
2016
Japanese government bonds and Japanese local government bonds	532	1,891
Foreign government bonds and foreign agency mortgage-backed securities	15,781	700
Commercial paper and corporate bonds	221	27
Equity securities	141	185
Other	158	42

Total (Note)	16,833	2,845

2017
Japanese government bonds and Japanese local government bonds	1,127	1,152
Foreign government bonds and foreign agency mortgage-backed securities	15,782	375
Commercial paper and corporate bonds	294	47
Equity securities	578	320
Other	189	25

Total (Note)	17,970	1,919

Note:	Amounts exceeded the gross amounts recognized in Note 29 “Offsetting of financial assets and financial liabilities” by ¥633 billion and ¥985 billion, at March 31, 2016 and 2017, respectively, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off or where uncertainty exists as to the enforceability.

The MHFG Group is required to post securities as collateral with a fair value equal to or in excess of the principal amount of the cash borrowed under repurchase agreements. For securities lending transactions, the Group receives collateral in the form of cash. These contracts involve risks, including (1) the counterparty may fail to return the securities at maturity and (2) the fair value of the securities posted may decline below the amount of the Group’s obligation and therefore the counterparty may require additional amounts. The Group attempts to mitigate these risks by entering into transactions mainly with central counterparty clearing houses which revalue assets and perform margin maintenance activities on a daily basis, diversifying the maturities and counterparties, and using mainly highly liquid securities.